[AIM LOGO APPEARS HERE]



                                                       AIM

                                                       SUMMIT

                                                       FUND, INC.



                                                       ANNUAL REPORT
                                                       OCTOBER 31, 1995

AIM SUMMIT FUND, INC.
For shareholders who seek capital growth through systematic investments.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

* Unless otherwise indicated, Fund results were computed without a sales charge. When sales charges are included in performance figures, those figures reflect deduction of the Fund's 8.50% maximum sales charge. The 8.50% sales charge is attributable to the 15-year investment plan.

* One-year performance results include reinvested distributions of $0.485 per share.

* AIM Summit Fund's performance figures are historical and reflect reinvestment of all distributions, and changes in net asset value.

* The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The Fund's portfolio is subject to change, and there is no guarantee it will continue to hold these same securities.

* Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. And since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.

* Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

* The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.

* The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth funds charted by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.

* The NASDAQ (National Association of Securities Dealers Automated Quotation System) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-sized company stock universe.

* The Standard & Poor's 500 (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.

* An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

                                                        A Message from
                                                          the Chairman


                     Dear Shareholder:

                     AIM Summit Fund, Inc. provided its shareholders with
                     noteworthy total return of 31.03%, including reinvested
    [PHOTO OF        distributions of $0.485 per share, during the fiscal year
  CHARLES T. BAUER   ended October 31. The Fund outperformed not only the
  CHAIRMAN OF THE    26.36% gain of the Standard & Poor's Composite Index
 BOARD OF THE FUND   of 500 Stocks, but also the 23.98% return posted by the
   APPEARS HERE]     unmanaged Lipper Growth Fund Index, which tracks mutual
                     funds sharing your Fund's investment objectives.
                       Your Fund's successful performance accounts, in part, for the AIM Summit Fund's growth in assets managed, from $765 million as the fiscal year opened to $1.05 billion as the fiscal year closed. Fund management recounts the decisions behind the year's performance in the discussion that begins on the following page.
  Indeed, the fiscal year ended October 31 was a remarkable period in the equity markets. Yet we feel compelled to remind shareholders that market cycles come and go, and such performance as we have enjoyed in the past year is unlikely to continue uninterrupted. At any time, equity markets are subject to downward fluctuations and to shifts in the market sectors that are performing best.
  In an effort to take advantage of the growth opportunities offered by stocks, a long-term commitment such as a Summit Investors Plan employs consistent, uninterrupted investing, instead of attempts to time the market. Historically, equities have provided the best available long-term return on investment, and investors who have maintained a long-range perspective have the greatest potential to reap significant rewards over time. Of course, dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. And since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.
  Therefore, even as we relish the success of a good year, our focus is on the year ahead. AIM's disciplined earnings-driven strategy is an ongoing evaluation of market opportunity, and as the market continues to climb, our job becomes even more challenging.
  And, on a personal level, we all have good reason to look ahead. Clouds on the horizon in the form of the budget debate over retirement benefits such as Medicare and Social Security programs only accentuate the need to build your own retirement nest egg, independent of any benefits that may--or may not--be available to you when the time comes. For many in the baby boomer generation, that's just 10 years away.
  It is our hope that you continue to rely on AIM Summit Fund, Inc. to help you build your financial future. As always, we are ready to respond to your questions or comments about this report. Please call 800-995-4246 during normal business hours.


Respectfully submitted,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman

          Management's
          Discussion & Analysis



CORPORATE EARNINGS PROPEL MARKETS TO
RECORD LEVELS


    ---------

    The Fund's

    technology

holdings migrated

 from makers of

generic computer

    chips to

 companies that

  produce more

 sophisticated

capital equipment

    ---------


The cover of Money magazine's November 1994 Forecast Issue read, "Make 12% or more in 1995". After the dismal stock market returns in 1994, 12% may have sounded like euphoria to some. Little did we know.
  Healthy corporate profits exceeded analysts' expectations and propelled stocks through record highs in 1995. The strength was broad-based, resuscitating large-capitalization stocks, which had been out of favor for three years. The popular Dow Jones Industrial Average sailed past 4000 on February 23, 1995, and then topped 5000 on November 21.
  Spearheaded by the powerful technology stock advance, the broader NASDAQ overtook its large-cap cousins in June of 1995 to finish the reporting period well ahead of the pack.
  The stars of the technology group were inarguably the semiconductor stocks. As of June 30, 1995, semiconductor stocks were up an astonishing 94% in just six months, according to Barron's. Other technology sectors were also strong, such as aerospace and defense, software, and industrial technology companies. Also strong were beneficiaries of stable interest rates such as banks and thrifts, and consumer cyclical stocks in airlines, leisure and recreation companies, and restaurants.
  In September and October, the market took a well-deserved respite as concern surfaced that third-quarter 1995 earnings reports, particularly in the technology group, would fall below expectations. Some earnings disappointment in big names such as Intel, Microsoft, Nokia, and IBM initiated profit-taking, which temporarily suspended the market's advance. Of the companies reporting earnings in the third quarter of 1995, I/B/E/S International Inc. reported in The Wall Street Journal that 55% were higher than analysts' expectations, with 14% on target, and 31% below expectations. These results compared favorably with second-quarter reports, of which 57% exceeded expectations and 30% were below target.
  With investor confidence renewed, at least for the near term, the market gathered strength for its next advance. Focus turned from corporate earnings to the growing gridlock in Congress over the proposals to balance the burgeoning budget. The Federal Reserve Board declined to implement its much anticipated interest rate cut pending some positive resolution to the budget debate.

YOUR INVESTMENT PORTFOLIO
One quick glance at the Fund's top 10 holdings confirms a successful theme for AIM Summit Fund, Inc. during the reporting period. Certain technology companies, which make up roughly 35% of the Fund's holdings, continue to offer outstanding value as expanding market penetration and product innovations have propelled many technology stocks to unprecedented levels.
  Near the end of the fiscal year, however, a reduced weighting in the technology sector was accomplished through the Fund's usual discipline of choosing equities to purchase or sell one stock at a time on the basis of reported earnings information. Because of lower-than-expected earnings reports from several technology companies, including Motorola and Silicon Graphics, Fund management reduced or eliminated holdings of those stocks.
  In addition, the Fund's technology holdings migrated from makers of generic computer chips to companies that produce more sophisticated capital equipment such as Ultratech Stepper, Inc. A stepper is a machine that imprints circuits on silicon wafers, and Ultratech's stepper is about half as expensive as rival machines.

--------------------------------------------------------------------------------

TOP 10 EQUITIES (as of 10/31/95)             TOP 10 INDUSTRIES (as of 10/31/95)
--------------------------------             ----------------------------------

 1. APPLIED MATERIALS, INC.                   1. SEMICONDUCTORS
 2. COMPUTER ASSOCIATES INTERNATIONAL, INC.   2. COMPUTER SOFTWARE/SERVICES
 3. TEXAS INSTRUMENTS INC.                    3. MEDICAL (PATIENT SERVICES)
 4. MICRON TECHNOLOGY INC.                    4. MEDICAL (DRUGS)
 5. DELL COMPUTER CORP.                       5. RETAIL (STORES)
 6. HEWLETT-PACKARD CO.                       6. COMPUTER NETWORKING
 7. CISCO SYSTEMS, INC.                       7. TELECOMMUNICATIONS
 8. 3COM CORP.                                8. FINANCE (CONSUMER CREDIT)
 9. NIKE, INC.                                9. COMPUTER MINI/PCS
10. IBP, INC.                                10. OIL & GAS SERVICES

--------------------------------------------------------------------------------

               See important Fund disclosure inside front cover.

                                                  Financials

  The Fund did not invest exclusively in technology companies, an advantage which improved the Fund's resilience to market pressures when the sector was periodically subject to profit-taking. The Fund's earnings-driven strategy uncovered value in two other key areas: health care and financial stocks.
  Three continuing profit drivers for the health-care sector seem to be: an aging baby-boomer population, improving cost containment, and anticipation of universal coverage for all. The Fund chose to address these themes by emphasizing those companies most likely to benefit from these trends. Nursing homes should service an increasing number of patients over time; and makers of medical instruments and devices help improve overall efficiencies for caregivers. Health maintenance organizations, hospitals; and medical services distributors are beginning to reap benefits from ongoing cost-containment campaigns.
  Firms that enhance productivity in this industry have produced especially attractive returns. For example, pharmaceutical advances and improved devices can lower the intrusiveness of medical procedures, thereby shortening the length of hospital stays. The Fund holds several significant pharmaceutical firms, including Merck & Co., and Pfizer Inc.
  The financial sector has been enjoying the declining interest rates that have existed since the Federal Reserve Board completed its year-long run-up of short-term rates early in 1995. Non-bank financial companies have been especially attractive, including such brokerage/financial services firms as American Express and Dean Witter.
  The Fund also profited from certain special situations that arose during the fiscal year. As an owner of Chase Manhattan stock, your Fund benefited from the Chase-Chemical Bank merger, while a position in Cordis Corp. allowed the Fund to benefit from that firm's takeover by Johnson & Johnson late in 1995.
  As of October 31, 1995, the Fund's diversified portfolio was composed of 233 holdings. Of course, the portfolio's composition is subject to change, and there is no guarantee the Fund will continue to hold any individual security.

OUTLOOK FOR THE FUTURE
At this writing, the market has surpassed the Dow 5000 level. Yet many analysts maintain that this aging bull market--the Dow has gone a record 61 months without experiencing a 10% correction--may have plenty of steam left. Barron's recently reported analysts' estimates that projected the Dow well past 5500 during the coming year.
  Of course, a significant complement of market strategists also believe a correction is due.
  Rather than make any projections of future market performance, AIM remains committed to its disciplined investment strategy, which helps us determine, on a company-by-company basis, which stocks to own and which to sell--without the guesswork of market timing.

--------------------------------------------------------------------------------

FUND STRATEGY STRESSES DIVERSIFICATION

With 233 securities at the end of the fiscal year, AIM Summit Fund, Inc.'s portfolio suits AIM's model for a diversified equity portfolio. This diversification seeks to reduce investment risk. With many securities in a portfolio, if the performance of one holding lags, it has less impact on the performance of the portfolio as a whole.
  This diversification strategy enables Planholders to participate in all sectors of the stock market. AIM Summit Fund, Inc. invests primarily in:

* stocks of companies with a long-term record of growth; these tend to be large, well-established firms.

* stocks of small, emerging companies that show promise of future growth.

* stocks that are currently underpriced in the market and therefore have the potential to realize significant capital appreciation.

  In addition, up to 20% of AIM Summit Fund's holdings may be foreign securities. This further diversifies the Fund into equity markets that sometimes move in the opposite direction to the American stock market.

--------------------------------------------------------------------------------

               See important Fund disclosure inside front cover.

Long-Term
Performance

GROWTH OF A $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
for periods ended October 31, 1995

   10 Years           14.13%
    5 Years           16.63
    1 Year            19.90

                    AIM Summit                         Lipper Growth
Date                Fund, Inc.        S&P 500            & Income
----                ----------        -------          -------------
10/85                $10,000          $10,000             $10,000
10/86                 13,053           13,315              12,931
10/87                 12,412           14,159              13,034
10/88                 14,490           16,259              15,024
10/89                 18,109           20,531              18,821
10/90                 17,374           18,988              16,405
10/91                 24,631           25,350              23,082
10/92                 26,727           27,866              24,884
10/93                 31,076           32,015              29,607
10/94                 31,266           33,253              30,211
10/95                 40,970           42,108              37,456

    Past performance cannot guarantee comparable future results.

This graph is for illustrative purposes only. Since shares of AIM Summit Fund, Inc. are offered to and may be purchased by the general public only through Summit Investors Plans, a unit investment trust, a $10,000 lump-sum investment cannot be made. One-, five-, and 10-year average total returns reflect deduction of the maximum 8.50% sales charge, which is attributable to the 15-year investment plan.
  The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth funds charted by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
  The Standard & Poor's 500 (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
  An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

                                                 Financials

SCHEDULE OF INVESTMENTS
October 31, 1995

 SHARES                                              MARKET VALUE

            COMMON STOCKS - 95.57%

            ADVERTISING/BROADCASTING - 0.16%

     52,500 Infinity Broadcasting Corp.(a)            $  1,706,250
------------------------------------------------------------------

           AEROSPACE/DEFENSE - 1.26%

     40,000 Boeing Co. (The)                             2,625,000
------------------------------------------------------------------
    110,000 McDonnell Douglas Corp.                      8,992,500
------------------------------------------------------------------
     18,000 United Technologies Corp.                    1,597,500
------------------------------------------------------------------
                                                        13,215,000
------------------------------------------------------------------

            AIRLINES - 1.00%

     60,000 United Airlines Corp.                       10,552,500
------------------------------------------------------------------

            APPLIANCES - 0.50%

    120,000 Newell Co.                                   2,895,000
------------------------------------------------------------------
     50,000 Premark International Inc.                   2,312,500
------------------------------------------------------------------
                                                         5,207,500
------------------------------------------------------------------

            AUTOMOBILE/TRUCKS PARTS & TIRES - 0.34%

    100,000 Echlin Inc.                                  3,575,000
------------------------------------------------------------------

            BANKING - 2.78%

    180,000 Bank of New York Co., Inc.                   7,560,000
------------------------------------------------------------------
     83,800 Chase Manhattan Corp.                        4,776,600
------------------------------------------------------------------
    220,000 Corestates Financial Corp.                   8,002,500
------------------------------------------------------------------
    100,000 Southern National Corp.                      2,575,000
------------------------------------------------------------------
     30,000 Wells Fargo & Co.                            6,303,750
------------------------------------------------------------------
                                                        29,217,850
------------------------------------------------------------------

            BEVERAGES - 0.63%

    125,000 PepsiCo Inc.                                 6,593,750
------------------------------------------------------------------

            BUILDING MATERIALS - 0.59%

    110,000 Black & Decker Corp.                         3,726,250
------------------------------------------------------------------
     30,000 Georgia-Pacific Corp.                        2,475,000
------------------------------------------------------------------
                                                         6,201,250
------------------------------------------------------------------

            BUSINESS SERVICES - 1.92%

     80,000 Equifax, Inc.                                3,120,000
------------------------------------------------------------------
    125,100 Healthcare COMPARE Corp.(a)                  4,628,700
------------------------------------------------------------------
    200,000 Manpower Inc.                                5,425,000
------------------------------------------------------------------
    116,800 Olsten Corp.                                 4,496,800
------------------------------------------------------------------
    107,750 Value Health, Inc.(a)                        2,464,782
------------------------------------------------------------------
                                                        20,135,282
------------------------------------------------------------------

          Financials

 SHARES                                              MARKET VALUE

            CHEMICALS - 0.74%

    130,000 Eastman Chemical Co.                      $  7,735,000
------------------------------------------------------------------

            CHEMICALS (SPECIALTY) - 0.36%

     55,100 Airgas Inc.(a)                               1,467,037
------------------------------------------------------------------
     41,000 W.R. Grace & Co.                             2,285,750
------------------------------------------------------------------
                                                         3,752,787
------------------------------------------------------------------

            COMPUTER MINI/PCS - 3.77%

    163,000 COMPAQ Computer Corp.(a)                     9,087,250
------------------------------------------------------------------
    262,000 Dell Computer Corp.(a)                      12,215,750
------------------------------------------------------------------
    130,000 Hewlett-Packard Co.                         12,041,250
------------------------------------------------------------------
     80,000 Sun Microsystems, Inc.(a)                    6,240,000
------------------------------------------------------------------
                                                        39,584,250
------------------------------------------------------------------

            COMPUTER NETWORKING - 4.16%

    148,000 Bay Networks, Inc.(a)                        9,805,000
------------------------------------------------------------------
     80,000 Cabletron Systems, Inc.(a)                   6,290,000
------------------------------------------------------------------
    152,800 Cisco Systems, Inc.(a)                      11,842,000
------------------------------------------------------------------
     35,800 Madge, N.V.(a)                               1,499,125
------------------------------------------------------------------
     41,000 Network Equipment Technologies, Inc.(a)      1,337,625
------------------------------------------------------------------
     37,800 Optical Data Systems, Inc.(a)                1,129,275
------------------------------------------------------------------
    250,000 3Com Corp.(a)                               11,750,000
------------------------------------------------------------------
                                                        43,653,025
------------------------------------------------------------------

            COMPUTER PERIPHERALS - 2.51%

    129,000 Adaptec Inc.(a)                              5,740,500
------------------------------------------------------------------
     82,800 Alliance Semiconductor Corp.(a)              2,546,100
------------------------------------------------------------------
     58,000 Digi International, Inc.(a)                  1,551,500
------------------------------------------------------------------
     76,400 Microchip Technology, Inc.(a)                3,032,125
------------------------------------------------------------------
     35,000 Oak Technology, Inc.(a)                      1,916,250
------------------------------------------------------------------
    125,000 Oracle Systems Corp.(a)                      5,453,125
------------------------------------------------------------------
     70,000 Read-Rite Corp.(a)                           2,441,250
------------------------------------------------------------------
     40,000 U.S. Robotics, Inc.(a)                       3,700,000
------------------------------------------------------------------
                                                        26,380,850
------------------------------------------------------------------

                                                 Financials

 SHARES                                              MARKET VALUE

            COMPUTER SOFTWARE/SERVICES - 7.35%

     75,000 Acclaim Entertainment, Inc.(a)            $  1,771,875
------------------------------------------------------------------
     74,800 Adobe Systems, Inc.                          4,263,600
------------------------------------------------------------------
    132,000 BMC Software, Inc.(a)                        4,702,500
------------------------------------------------------------------
     22,300 Broderbund Software, Inc.(a)                 1,547,062
------------------------------------------------------------------
    196,350 Cadence Design Systems, Inc.(a)              6,332,288
------------------------------------------------------------------
    250,000 Computer Associates International, Inc.     13,750,000
------------------------------------------------------------------
    150,000 Computervision Corp.(a)                      1,762,500
------------------------------------------------------------------
     85,000 Electronic Arts, Inc.(a)                     3,113,125
------------------------------------------------------------------
     45,000 Fiserv, Inc.(a)                              1,158,750
------------------------------------------------------------------
     54,600 FTP Software, Inc.                           1,474,200
------------------------------------------------------------------
     60,000 HBO & Co.                                    4,245,000
------------------------------------------------------------------
    100,600 Informix Corp.(a)                            2,929,975
------------------------------------------------------------------
     40,000 Intuit(a)                                    2,880,000
------------------------------------------------------------------
     72,000 Mentor Graphics Corp.(a)                     1,512,000
------------------------------------------------------------------
     37,000 Microsoft Corp.(a)                           3,700,000
------------------------------------------------------------------
     50,000 PairGain Technologies, Inc.(a)               2,137,500
------------------------------------------------------------------
     70,000 Parametric Technology Corp.(a)               4,681,250
------------------------------------------------------------------
     88,600 Policy Management Systems Corp.(a)           4,175,275
------------------------------------------------------------------
     25,000 Rational Software Corp.(a)                     390,625
------------------------------------------------------------------
     51,400 SoftKey International Inc.(a)                1,619,100
------------------------------------------------------------------
     54,400 Sterling Software, Inc.(a)                   2,509,200
------------------------------------------------------------------
     85,100 Symantec Corp.(a)                            2,068,993
------------------------------------------------------------------
    120,000 Synopsys, Inc.(a)                            4,500,000
------------------------------------------------------------------
                                                        77,224,818
------------------------------------------------------------------

            CONGLOMERATES - 1.48%

    110,000 Du Pont (E.I.) de Nemours & Co.              6,861,250
------------------------------------------------------------------
     90,000 TRW Inc.                                     5,917,500
------------------------------------------------------------------
     45,300 Tyco International Ltd.                      2,751,975
------------------------------------------------------------------
                                                        15,530,725
------------------------------------------------------------------

            CONTAINERS - 0.18%

     69,200 Ball Corp.                                   1,911,650
------------------------------------------------------------------

            COSMETICS & TOILETRIES - 0.52%

    106,000 General Nutrition, Inc.(a)                   2,636,750
------------------------------------------------------------------
     22,000 Gillette Co. (The)                           1,064,250
------------------------------------------------------------------
     22,000 Procter & Gamble Co.                         1,782,000
------------------------------------------------------------------
                                                         5,483,000
------------------------------------------------------------------

          Financials

 SHARES                                                     MARKET VALUE

            ELECTRONIC COMPONENTS/MISCELLANEOUS - 2.73%

     76,000 Anixter International, Inc.(a)                   $  1,453,500
-------------------------------------------------------------------------
     11,100 AVX Corp.                                             345,488
-------------------------------------------------------------------------
    255,000 Parker-Hannifin Corp.                               8,606,250
-------------------------------------------------------------------------
     49,800 Philips Electronics N.V. - New York Shares-ADR      1,923,525
-------------------------------------------------------------------------
     39,200 Symbol Technologies, Inc.(a)                        1,367,100
-------------------------------------------------------------------------
     80,100 Tektronix, Inc.                                     4,745,925
-------------------------------------------------------------------------
    305,800 Teradyne, Inc.(a)                                  10,206,075
-------------------------------------------------------------------------
                                                               28,647,863
-------------------------------------------------------------------------

            ELECTRONIC/PC DISTRIBUTORS - 0.96%

    125,000 Arrow Electronics, Inc(a)                           6,343,750
-------------------------------------------------------------------------
     75,000 Avnet, Inc.                                         3,778,125
-------------------------------------------------------------------------
                                                               10,121,875
-------------------------------------------------------------------------

            FINANCE (CONSUMER CREDIT) - 3.80%

     50,000 American Express Co.                                2,031,250
-------------------------------------------------------------------------
    125,000 Countrywide Credit Industries, Inc.                 2,765,625
-------------------------------------------------------------------------
     80,200 Credit Acceptance Corp.                             1,884,700
-------------------------------------------------------------------------
     52,000 Dean Witter Discover & Co.                          2,587,000
-------------------------------------------------------------------------
     65,000 Federal Home Loan Mortgage Corp.                    4,501,250
-------------------------------------------------------------------------
      3,600 Federal National Mortgage Association                 377,550
-------------------------------------------------------------------------
    120,000 First USA, Inc.                                     5,520,000
-------------------------------------------------------------------------
    233,800 Green Tree Acceptance, Inc.                         6,224,925
-------------------------------------------------------------------------
    183,800 MBNA Corp.                                          6,777,625
-------------------------------------------------------------------------
     92,000 Medaphis Corp.(a)                                   2,921,000
-------------------------------------------------------------------------
    130,000 Mercury Finance Co.                                 2,502,500
-------------------------------------------------------------------------
     30,000 Student Loan Marketing Association                  1,766,250
-------------------------------------------------------------------------
                                                               39,859,675
-------------------------------------------------------------------------

            FOOD PROCESSING - 1.32%

     40,000 ConAgra, Inc.                                       1,545,000
-------------------------------------------------------------------------
    180,000 IBP, Inc.                                          10,777,500
-------------------------------------------------------------------------
     47,600 Lancaster Colony Corp.                              1,582,700
-------------------------------------------------------------------------
                                                               13,905,200
-------------------------------------------------------------------------

            FUNERAL SERVICES - 0.91%

     88,700 Loewen Group, Inc.                                  3,552,160
-------------------------------------------------------------------------
    150,000 Service Corp. International                         6,018,750
-------------------------------------------------------------------------
                                                                9,570,910
-------------------------------------------------------------------------

                                                 Financials

 SHARES                                              MARKET VALUE

            HOTELS/MOTELS - 0.82%

     90,000 Hospitality Franchise Systems, Inc.(a)    $  5,512,500
------------------------------------------------------------------
    119,000 La Quinta Motor Inns, Inc.                   3,064,250
------------------------------------------------------------------
                                                         8,576,750
------------------------------------------------------------------

            INSURANCE (MULTI-LINE PROPERTY) - 1.13%

     85,000 ACE, Ltd.                                    2,890,000
------------------------------------------------------------------
     90,000 CIGNA Corp.                                  8,921,250
------------------------------------------------------------------
                                                        11,811,250
------------------------------------------------------------------

            LEISURE & RECREATION - 1.47%

     39,800 Avid Technology, Inc.(a)                     1,741,250
------------------------------------------------------------------
    113,900 Carnival Cruise Lines, Inc.                  2,648,175
------------------------------------------------------------------
    130,000 Eastman Kodak Co.                            8,141,250
------------------------------------------------------------------
    100,000 Mattel, Inc.                                 2,875,000
------------------------------------------------------------------
                                                        15,405,675
------------------------------------------------------------------

            MACHINE TOOLS - 0.10%

     35,000 Kennametal Inc.                              1,089,375
------------------------------------------------------------------

            MACHINERY (HEAVY) - 0.95%

     55,200 Case Corp.                                   2,104,500
------------------------------------------------------------------
    200,000 Dover Corp.                                  7,900,000
------------------------------------------------------------------
                                                        10,004,500
------------------------------------------------------------------

            MACHINERY (MISCELLANEOUS) - 1.02%

    180,000 American Standard, Inc.(a)                   4,815,000
------------------------------------------------------------------
    127,500 Thermo Electron Corp.(a)                     5,865,000
------------------------------------------------------------------
                                                        10,680,000
------------------------------------------------------------------

            MEDICAL (DRUGS) - 5.32%

     65,000 Abbott Laboratories                          2,583,750
------------------------------------------------------------------
     50,000 American Home Products Corp.                 4,431,250
------------------------------------------------------------------
     53,000 Amerisource Healthcorp(a)                    1,444,250
------------------------------------------------------------------
    141,000 Bristol-Meyers Squibb Co.                   10,751,250
------------------------------------------------------------------
    113,000 Cardinal Health, Inc.                        5,805,375
------------------------------------------------------------------
     32,300 Elan Corp., PLC - ADR(a)                     1,296,038
------------------------------------------------------------------
     15,600 Forest Laboratories, Inc.(a)                   645,450
------------------------------------------------------------------
     35,000 Johnson & Johnson                            2,852,500
------------------------------------------------------------------
     83,700 Mallinckrodt Group, Inc.                     2,908,575
------------------------------------------------------------------
     27,000 Merck & Co., Inc.                            1,552,500
------------------------------------------------------------------
    230,900 Mylan Laboratories, Inc.                     4,387,100
------------------------------------------------------------------
     50,000 Pfizer Inc.                                  2,868,750
------------------------------------------------------------------
    125,000 Schering-Plough Corp.                        6,703,125
------------------------------------------------------------------
    150,000 Upjohn Co.                                   7,612,500
------------------------------------------------------------------
                                                        55,842,413
------------------------------------------------------------------

          Financials

 SHARES                                                   MARKET VALUE

            MEDICAL (INSTRUMENTS/PRODUCTS) - 2.92%

     27,500 Becton, Dickinson and Co.                      $  1,787,500
-----------------------------------------------------------------------
    156,700 Biomet Inc.(a)                                    2,605,138
-----------------------------------------------------------------------
    140,300 Boston Scientific Corp.(a)                        5,910,138
-----------------------------------------------------------------------
     30,000 Cordis Corp.(a)                                   3,315,000
-----------------------------------------------------------------------
     50,000 Medtronic, Inc.                                   2,887,500
-----------------------------------------------------------------------
     45,500 Nellcor Puritan Bennett, Inc.(a)                  2,616,250
-----------------------------------------------------------------------
     65,100 St. Jude Medical, Inc.(a)                         3,466,575
-----------------------------------------------------------------------
    330,000 United States Surgical Corp.                      8,085,000
-----------------------------------------------------------------------
                                                             30,673,101
-----------------------------------------------------------------------

            MEDICAL (PATIENT SERVICES) - 6.29%

    126,000 Apria Healthcare Group, Inc.(a)                   2,724,750
-----------------------------------------------------------------------
    182,800 Columbia/HCA Healthcare Corp.                     8,980,050
-----------------------------------------------------------------------
     42,400 Community Health Systems, Inc.(a)                 1,346,200
-----------------------------------------------------------------------
     90,000 Health Care & Retirement Corp.(a)                 2,643,750
-----------------------------------------------------------------------
    180,000 Health Management Associates, Inc.(a)             3,870,000
-----------------------------------------------------------------------
    116,200 Healthsource, Inc.(a)                             6,158,600
-----------------------------------------------------------------------
    381,100 Healthsouth Rehabilitation Corp.(a)               9,956,238
-----------------------------------------------------------------------
     74,300 Horizon Healthcare Corp.(a)                       1,504,575
-----------------------------------------------------------------------
     76,600 Integrated Health Services, Inc.                  1,752,225
-----------------------------------------------------------------------
    158,000 Lincare Holdings Inc.(a)                          3,930,250
-----------------------------------------------------------------------
     43,200 Living Centers of America, Inc.(a)                1,117,800
-----------------------------------------------------------------------
     88,000 Manor Care, Inc.                                  2,882,000
-----------------------------------------------------------------------
     42,600 Omnicare Inc.                                     1,544,250
-----------------------------------------------------------------------
    130,000 OrNda HealthCorp(a)                               2,291,250
-----------------------------------------------------------------------
     40,000 Oxford Health Plans, Inc.(a)                      3,130,000
-----------------------------------------------------------------------
     17,000 Pacificare Health Systems, Inc. - Class A(a)      1,198,500
-----------------------------------------------------------------------
    129,000 Sybron International Corp.(a)                     5,482,500
-----------------------------------------------------------------------
    200,000 Vencor, Inc.(a)                                   5,550,000
-----------------------------------------------------------------------
                                                             66,062,938
-----------------------------------------------------------------------

            METALS - 2.30%

    160,000 Aluminum Co. of America                           8,160,000
-----------------------------------------------------------------------
    133,400 Illinois Tool Works, Inc.                         7,753,875
-----------------------------------------------------------------------
    130,000 Phelps-Dodge Corp.                                8,238,750
-----------------------------------------------------------------------
                                                             24,152,625
-----------------------------------------------------------------------

            NATURAL GAS PIPELINE - 0.74%

    200,000 Williams Companies, Inc. (The)                    7,725,000
-----------------------------------------------------------------------

                                                 Financials

 SHARES                                        MARKET VALUE

            OFFICE AUTOMATION - 0.97%

    147,600 Danka Business Systems PLC - ADR    $  4,944,600
------------------------------------------------------------
     40,000 Xerox Corp.                            5,190,000
------------------------------------------------------------
                                                  10,134,600
------------------------------------------------------------

            OFFICE PRODUCTS - 0.52%

     51,500 Avery-Dennison Corp.                   2,304,625
------------------------------------------------------------
     89,300 Reynolds & Reynolds Co. - Class A      3,181,312
------------------------------------------------------------
                                                   5,485,937
------------------------------------------------------------

            OIL & GAS (SERVICES) - 2.99%

     70,000 Atlantic Richfield Co.                 7,472,500
------------------------------------------------------------
     80,000 British Petroleum Co. PLC - ADR        7,060,000
------------------------------------------------------------
    120,000 Exxon Corp.                            9,165,000
------------------------------------------------------------
    360,000 Occidental Petroleum Corp.             7,740,000
------------------------------------------------------------
                                                  31,437,500
------------------------------------------------------------

            OIL EQUIPMENT & SUPPLIES - 0.75%

    190,000 Halliburton Co.                        7,885,000
------------------------------------------------------------

            PAPER & FOREST PRODUCTS - 0.76%

    150,000 Bowater, Inc.                          6,637,500
------------------------------------------------------------
     25,000 Champion International Corp.           1,337,500
------------------------------------------------------------
                                                   7,975,000
------------------------------------------------------------

            PUBLISHING - 0.13%

     35,300 Harcourt General, Inc.                 1,398,763
------------------------------------------------------------

            RESTAURANTS - 0.26%

     88,500 Outback Steakhouse, Inc.(a)            2,776,687
------------------------------------------------------------

            RETAIL (FOOD & DRUG) - 1.90%

     70,800 Eckerd Corp.(a)                        2,805,450
------------------------------------------------------------
     78,000 Hannaford Bros. Co.                    2,037,750
------------------------------------------------------------
    169,200 Kroger Co.(a)                          5,647,050
------------------------------------------------------------
    200,000 Safeway Inc.(a)                        9,450,000
------------------------------------------------------------
                                                  19,940,250
------------------------------------------------------------

            RETAIL (STORES) - 4.57%

    125,000 AutoZone, Inc.(a)                      3,093,750
------------------------------------------------------------
     29,400 Baby Superstore, Inc.(a)               1,389,150
------------------------------------------------------------
     49,700 Bed, Bath & Beyond, Inc.(a)            1,553,125
------------------------------------------------------------
    154,000 Circuit City Stores, Inc.              5,139,750
------------------------------------------------------------
    182,000 Consolidated Stores Corp.(a)           4,208,750
------------------------------------------------------------
    106,100 Dollar General Corp.                   2,599,450
------------------------------------------------------------
    103,000 Gap, Inc. (The)                        4,055,625
------------------------------------------------------------

          Financials

 SHARES                                           MARKET VALUE

           Retail (Stores) - continued

   109,800 Gymboree Corp.(a)                       $  2,484,225
---------------------------------------------------------------
    60,000 Heilig Meyers Co.                          1,102,500
---------------------------------------------------------------
    25,000 Kohl's Corp.(a)                            1,134,375
---------------------------------------------------------------
    57,200 Micro Warehouse, Inc.(a)                   2,545,400
---------------------------------------------------------------
   123,800 Office Depot, Inc.(a)                      3,543,775
---------------------------------------------------------------
    97,100 Sports Authority, Inc. (The)(a)            2,111,925
---------------------------------------------------------------
   150,000 Staples, Inc.(a)                           3,993,750
---------------------------------------------------------------
    62,000 Talbots, Inc.                              1,503,500
---------------------------------------------------------------
    35,100 Tandy Corp.                                1,733,062
---------------------------------------------------------------
   129,900 Viking Office Products Inc.(a)             5,780,550
---------------------------------------------------------------
                                                     47,972,662
---------------------------------------------------------------

           SCIENTIFIC INSTRUMENTS - 0.66%

   135,000 Varian Associates, Inc.                    6,935,625
---------------------------------------------------------------

           SEMICONDUCTORS - 13.71%

   147,000 Altera Corp.(a)                            8,893,500
---------------------------------------------------------------
   240,000 Analog Devices Inc.(a)                     8,670,000
---------------------------------------------------------------
   300,000 Applied Materials, Inc.(a)                15,037,500
---------------------------------------------------------------
    35,600 ASM Lithography Holding(a)                 1,766,650
---------------------------------------------------------------
   221,200 Atmel Corp.(a)                             6,912,500
---------------------------------------------------------------
    85,300 Cirrus Logic, Inc.(a)                      3,593,262
---------------------------------------------------------------
   150,000 Cypress Semiconductor Corp.(a)             5,287,500
---------------------------------------------------------------
   200,000 Integrated Device Technology, Inc.(a)      3,800,000
---------------------------------------------------------------
    50,000 Intel Corp.                                3,493,750
---------------------------------------------------------------
   138,000 KLA Instruments Corp.(a)                   5,899,500
---------------------------------------------------------------
   146,000 LAM Research Corp.(a)                      8,887,750
---------------------------------------------------------------
   133,000 Linear Technology Corp.                    5,818,750
---------------------------------------------------------------
   200,000 LSI Logic Corp.(a)                         9,425,000
---------------------------------------------------------------
    27,900 Maxim Integrated Products, Inc.(a)         2,085,525
---------------------------------------------------------------
   185,000 Micron Technology Inc.                    13,065,625
---------------------------------------------------------------
    25,000 Motorola, Inc.                             1,640,625
---------------------------------------------------------------
    60,000 National Semiconductor Corp.(a)            1,462,500
---------------------------------------------------------------
    65,000 Novellus Systems, Inc.(a)                  4,476,875
---------------------------------------------------------------
   105,000 Solectron Corp.(a)                         4,226,250
---------------------------------------------------------------
    33,800 Tencor Instruments(a)                      1,440,725
---------------------------------------------------------------
   200,000 Texas Instruments Inc.                    13,650,000
---------------------------------------------------------------
     2,200 Ultratech Stepper, Inc.(a)                    88,000
---------------------------------------------------------------
    74,000 Vishay Intertechnology, Inc.(a)            2,608,500
---------------------------------------------------------------
   170,000 VLSI Technology Inc.(a)                    3,995,000
---------------------------------------------------------------
   168,000 Xilinx, Inc.(a)                            7,728,000
---------------------------------------------------------------
                                                    143,953,287
---------------------------------------------------------------

                                                 Financials

 SHARES                                            MARKET VALUE

             SHOES & RELATED APPAREL - 1.24%

     194,000 NIKE Inc. - Class B                  $   11,009,500
-----------------------------------------------------------------
      45,000 Nine West Group, Inc.(a)                  2,002,500
-----------------------------------------------------------------
                                                      13,012,000
-----------------------------------------------------------------

             TELECOMMUNICATIONS - 3.82%

      46,000 ADC Telecommunications, Inc.(a)           1,840,000
-----------------------------------------------------------------
      43,200 Allen Group, Inc.                         1,058,400
-----------------------------------------------------------------
     100,000 A T & T Corp.                             6,400,000
-----------------------------------------------------------------
      38,600 DSC Communications Corp.(a)               1,428,200
-----------------------------------------------------------------
      39,400 Glenayre Technologies, Inc.(a)            2,531,450
-----------------------------------------------------------------
      77,800 Nokia Corp - ADR                          4,337,350
-----------------------------------------------------------------
      74,100 Northern Telecom Ltd.                     2,667,600
-----------------------------------------------------------------
      39,000 Octel Communications Corp.(a)             1,330,875
-----------------------------------------------------------------
     100,000 Scientific-Atlanta Inc.                   1,237,500
-----------------------------------------------------------------
      28,200 StrataCom, Inc.(a)                        1,734,300
-----------------------------------------------------------------
     440,000 Telefonaktiebolaget L.M. Ericsson - ADR   9,398,136
-----------------------------------------------------------------
     104,000 Tellabs, Inc.(a)                          3,536,000
-----------------------------------------------------------------
      10,800 Transpro, Inc.(a)                           118,800
-----------------------------------------------------------------
      75,000 WorldCom, Inc.(a)                         2,446,875
-----------------------------------------------------------------
                                                      40,065,486
-----------------------------------------------------------------

           TELEPHONE - 0.26%

      91,600 Cincinnati Bell, Inc.                     2,690,750
-----------------------------------------------------------------
             Total Common Stocks                   1,003,453,184
-----------------------------------------------------------------

 PRINCIPAL
 AMOUNT

             REPURCHASE AGREEMENT - 4.51%(b)

 $47,390,469 Daiwa Securities America Inc.,
              5.90%, 11/01/95(c)                      47,390,469
-----------------------------------------------------------------
             TOTAL INVESTMENTS - 100.08%           1,050,843,653
-----------------------------------------------------------------
             OTHER ASSETS LESS
              LIABILITIES - (0.08)%                     (833,028)
-----------------------------------------------------------------
             NET ASSETS - 100.00%                 $1,050,010,625
=================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,601. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.

See Notes to Financial Statements.

          Financials

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $793,642,038)  $1,050,843,653
----------------------------------------------------------------
Receivables for:
 Investments sold                                      5,166,766
----------------------------------------------------------------
 Capital stock sold                                       22,658
----------------------------------------------------------------
 Dividends and interest                                  529,136
----------------------------------------------------------------
Investment for deferred compensation plan                 12,412
----------------------------------------------------------------
Other assets                                               6,626
----------------------------------------------------------------
  Total assets                                     1,056,581,251
----------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                 5,596,600
----------------------------------------------------------------
 Capital stock reacquired                                154,167
----------------------------------------------------------------
 Deferred compensation                                    12,412
----------------------------------------------------------------
Accrued advisory fees                                    571,703
----------------------------------------------------------------
Accrued accounting service fees                            4,900
----------------------------------------------------------------
Accrued directors' fees                                      967
----------------------------------------------------------------
Accrued operating expenses                               229,877
----------------------------------------------------------------
  Total liabilities                                    6,570,626
----------------------------------------------------------------
Net assets applicable to shares outstanding       $1,050,010,625
================================================================

CAPITAL SHARES, $.01 PAR VALUE PER SHARE:

 Authorized                                        1,000,000,000
----------------------------------------------------------------
 Outstanding                                          86,480,005
================================================================
Net asset value and redemption price per share    $        12.14
================================================================


See Notes to Financial Statements.

                                                 Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends                                               $  8,058,735
--------------------------------------------------------------------
Interest                                                   1,150,005
--------------------------------------------------------------------
  Total investment income                                  9,208,740
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                              5,719,169
--------------------------------------------------------------------
Custodian fees                                               126,109
--------------------------------------------------------------------
Transfer agent fees                                           23,419
--------------------------------------------------------------------
Accounting service fees                                       60,994
--------------------------------------------------------------------
Directors' fees                                               12,048
--------------------------------------------------------------------
Other                                                        337,963
--------------------------------------------------------------------
  Total expenses                                           6,279,702
--------------------------------------------------------------------
Net investment income                                      2,929,038
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES:

Net realized gain on sales of investment securities       74,322,239
--------------------------------------------------------------------
Net unrealized appreciation of investment securities     169,626,929
--------------------------------------------------------------------
  Net gain on investment securities                      243,949,168
--------------------------------------------------------------------
Net increase in net assets resulting from operations    $246,878,206
====================================================================


See Notes to Financial Statements.

          Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                      1995           1994
OPERATIONS:

 Net investment income                           $    2,929,038  $  7,489,641
------------------------------------------------------------------------------
 Net realized gain on sales of investment
  securities                                         74,322,239    30,323,385
------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities                             169,626,929   (31,641,947)
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       246,878,206     6,171,079
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (7,935,485)   (6,514,217)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (30,550,717)  (43,881,387)
------------------------------------------------------------------------------
Net equalization credits                              1,739,780     2,423,169
------------------------------------------------------------------------------
Net increase from capital stock transactions         74,806,153   101,293,556
------------------------------------------------------------------------------
  Net increase in net assets                        284,937,937    59,492,200
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                765,072,688   705,580,488
------------------------------------------------------------------------------
 End of period                                   $1,050,010,625  $765,072,688
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $  700,176,586  $625,370,433
------------------------------------------------------------------------------
 Undistributed net investment income                 19,000,287    22,266,954
------------------------------------------------------------------------------
 Undistributed net realized gain on sales of
  investment securities                              73,632,137    29,860,615
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities                                        257,201,615    87,574,686
------------------------------------------------------------------------------
                                                 $1,050,010,625  $765,072,688
==============================================================================



See Notes to Financial Statements.

                                                 Financials

NOTES TO FINANCIAL STATEMENTS

Octrober 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the advisory agreement, the Fund pays AIM a fee at an annual rate of 1.0% of the first $10 million of the Fund's average daily net assets, 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. Under the terms of a sub-advisory agreement between AIM and NationsBank of Texas, N.A. ("NationsBank"), AIM pays NationsBank a fee at an annual rate of 0.50% of the first $10 million of the Fund's average daily net assets, 0.35% of the next $140 million of the Fund's average daily net assets, 0.225% of the next $550 million of the Fund's average daily net assets and 0.15% of the Fund's average daily net assets in excess of $700 million. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
 The Fund, pursuant to an administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, the Fund reimbursed AIM $60,994 for such services.
 During the year ended October 31, 1995, the Fund paid legal fees of $4,569 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.
 Substantially all shares of the Fund are held of record by State Street Bank & Trust Company as custodian for Summit Investors Plans, a unit investment trust that is sponsored by A I M Distributors, Inc. (an affiliated company of AIM). Certain officers and directors of the Fund are officers of AIM and A I M Distributors, Inc.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

          Financials

NOTE 4 - BANK BORROWINGS

The Fund has a $14,700,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995, was $1,096,638,136 and $1,081,422,456, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $270,162,529
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (13,025,219)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $257,137,310
===========================================================================

Cost of investments for tax purposes is $793,706,343.


NOTE 6 - CAPITAL STOCK

Changes in capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:

                                    1995                      1994
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                       10,287,176  $101,899,889  11,078,117  $104,089,393
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                  4,324,777    36,847,100   5,136,785    48,593,992
------------------------------------------------------------------------------
Reacquired                 (6,354,529)  (63,940,836) (5,457,028)  (51,389,829)
------------------------------------------------------------------------------
                            8,257,424  $ 74,806,153  10,757,874  $101,293,556
==============================================================================

                                                 Financials

NOTE 7 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Fund share outstanding during each of the years in the two-year period ended October 31, 1995, the ten months ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992.

                                 OCTOBER 31,
                         ---------------------------------
                            1995          1994      1993
                         ----------     --------  --------
Net asset value,
 beginning of period     $     9.78     $  10.46  $   9.64
-----------------------  ----------     --------  --------
Income from investment
 operations:
 Net investment income         0.04         0.10      0.09
-----------------------  ----------     --------  --------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                  2.81        (0.04)     0.73
-----------------------  ----------     --------  --------
 Total from investment
  operations                   2.85         0.06      0.82
-----------------------  ----------     --------  --------
Less distributions:
 Dividends from net
  investment income           (0.10)       (0.10)       --
-----------------------  ----------     --------  --------
 Distributions from
  capital gains               (0.39)       (0.64)       --
-----------------------  ----------     --------  --------
 Total distributions          (0.49)       (0.74)       --
-----------------------  ----------     --------  --------
Net asset value, end of
 period                  $    12.14     $   9.78  $  10.46
=======================  ==========     ========  ========
Total return(b)               31.03%        0.61%     8.51%
=======================  ==========     ========  ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,050,011     $765,073  $705,580
=======================  ==========     ========  ========
Ratio of expenses to
 average net assets            0.71%(c)     0.72%     0.79%(d)
=======================  ==========     ========  ========
Ratio of net investment
 income to average net
 assets                        0.33%(c)     1.04%     1.13%(d)
=======================  ==========     ========  ========
Portfolio turnover rate      126.00%      121.69%   115.76%
=======================  ==========     ========  ========
                                                 DECEMBER 31,
                         ---------------------------------------------------------------------
                           1992      1991      1990      1989    1988(a)     1987      1986
                         --------- --------- --------- --------- --------- ---------- --------
Net asset value,
 beginning of period     $  10.09  $   7.56  $   7.79  $   6.57  $   5.70  $   6.68   $  6.49
------------------------ --------- --------- --------- --------- --------- ---------- --------
Income from investment
 operations:
 Net investment income       0.11      0.14      0.15      0.16      0.16      0.09      0.08
------------------------ --------- --------- --------- --------- --------- ---------- --------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                0.35      3.16     (0.08)     1.86      0.84     (0.40)     0.82
------------------------ --------- --------- --------- --------- --------- ---------- --------
 Total from investment
  operations                 0.46      3.30      0.07      2.02      1.00     (0.31)     0.90
------------------------ --------- --------- --------- --------- --------- ---------- --------
Less distributions:
 Dividends from net
  investment income         (0.11)    (0.13)    (0.16)    (0.16)    (0.13)    (0.10)    (0.05)
------------------------ --------- --------- --------- --------- --------- ---------- --------
 Distributions from
  capital gains             (0.80)    (0.64)    (0.14)    (0.64)       --     (0.57)    (0.66)
------------------------ --------- --------- --------- --------- --------- ---------- --------
 Total distributions        (0.91)    (0.77)    (0.30)    (0.80)    (0.13)    (0.67)    (0.71)
------------------------ --------- --------- --------- --------- --------- ---------- --------
Net asset value, end of
 period                  $   9.64  $  10.09  $   7.56  $   7.79  $   6.57  $   5.70   $  6.68
======================== ========= ========= ========= ========= ========= ========== ========
Total return(b)              4.50%    43.64%     0.93%    30.92%    17.65%    (4.66)%   14.05%
======================== ========= ========= ========= ========= ========= ========== ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $604,329  $517,835  $316,043  $262,655  $164,996  $101,541   $72,458
======================== ========= ========= ========= ========= ========= ========== ========
Ratio of expenses to
 average net assets          0.76%     0.75%     0.80%     0.82%     1.04%     0.98%     1.16%
======================== ========= ========= ========= ========= ========= ========== ========
Ratio of net investment
 income to average net
 assets                      1.09%     1.48%     2.02%     2.14%     2.57%     1.06%     1.15%
======================== ========= ========= ========= ========= ========= ========== ========
Portfolio turnover rate     97.41%   109.04%   142.60%    97.26%   114.94%    81.99%   118.23%
======================== ========= ========= ========= ========= ========= ========== ========

(a) The Fund changed investment advisers on October 5, 1988.
(b) For periods less than one year, total return is not annualized.
(c) Ratios are based on average net assets of $881,067,069.
(d) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Summit Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the AIM Summit Fund, Inc., including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the ten months ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Summit Fund, Inc. as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the ten month period ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992, in conformity with generally accepted accounting principles.



                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995



                                                                                     Directors & Officers


BOARD OF DIRECTORS                          OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                            Charles T. Bauer                           11 Greenway Plaza
Chairman and Chief Executive Officer        Chairman                                   Suite 1919
A I M Management Group Inc.                                                            Houston, TX 77046
                                            Robert H. Graham
Bruce L. Crockett                           President                                  INVESTMENT ADVISOR
Director, President and Chief
Executive Officer                           John J. Arthur                             A I M Advisors, Inc.
COMSAT Corporation                          Senior Vice President and Treasurer        11 Greenway Plaza
                                                                                       Suite 1919
Owen Daly II                                Gary T. Crum                               Houston, TX 77046
Director                                    Senior Vice President
Cortland Trust Inc.                                                                    SUB-ADVISOR
                                            Carol F. Relihan
Carl Frischling                             Vice President and Secretary               NationsBank Texas
Partner                                                                                901 Main Street
Kramer, Levin, Naftalis, Nessen,            Melville B. Cox                            Dallas, TX 75202
Kamin & Frankel                             Vice President
                                                                                       TRANSFER AGENT
Robert H. Graham                            Jonathan C. Schoolar
President and Chief Operating Officer       Vice President                             Boston Financial Data Services, Inc.
A I M Management Group Inc.                                                            P.O. Box 8300
                                            Dana R. Sutton                             Boston, MA 02266-8300
John F. Kroeger                             Vice President and Assistant Treasurer
Formerly, Consultant                                                                   CUSTODIAN
Wendell & Stockel Associates, Inc.          P. Michelle Grace
                                            Assistant Secretary                        State Street Bank and Trust Company
Lewis F. Pennock                                                                       225 Franklin Street
Attorney                                    Nancy L. Martin                            Boston, MA 02110
                                            Assistant Secretary
Ian W. Robinson                                                                        COUNSEL TO THE FUND
Consultant; Former Executive                Ofelia M. Mayo
Vice President and                          Assistant Secretary                        Ballard Spahr
Chief Financial Officer                                                                Andrews & Ingersoll
Bell Atlantic Management                    Kathleen J. Pflueger                       1735 Market Street, 51st Floor
Services, Inc.                              Assistant Secretary                        Philadelphia, PA 19103

Louis S. Sklar                              Samuel D. Sirko                            COUNSEL TO THE DIRECTORS
Executive Vice President                    Assistant Secretary
Hines Interests                                                                        Kramer, Levin, Naftalis,
Limited Partnership                         Stephen I. Winer                           Nessen, Kamin & Frankel
                                            Assistant Secretary                        919 Third Avenue
                                                                                       New York, NY 10022
                                            Mary J. Benson
                                            Assistant Treasurer                        DISTRIBUTOR

                                                                                       A I M Distributors, Inc.
                                                                                       11 Greenway Plaza
                                                                                       Suite 1919
                                                                                       Houston, TX 77046

                                                                                       AUDITORS

                                                                                       KPMG Peat Marwick LLP
                                                                                       700 Louisiana
                                                                                       NationsBank Bldg.
                                                                                       Houston, TX 77002


REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Summit Fund, Inc. paid ordinary dividends in the amount of $0.10 per share to shareholders during its tax year ended October 31, 1995. Of this amount, 92% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $0.385 per share during its tax year ended October 31, 1995.

[AIM LOGO APPEARS HERE]

                                       ---------------
 A I M Distributors, Inc.                 BULK RATE
 11 Greenway Plaza, Suite 1919          U.S. POSTAGE
 Houston, Texas 77046                       PAID
                                         Houston, TX
                                       Permit No. 1919
                                       ---------------










This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.